13F-HR
09/30/05
0001279471
jx3@bebi
NONE
1
Melissa Li
212-984-8801
melissa_li@tigerfund.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2500
Signature, Place and Date of Signing:

    Michael Sears  November 15, 2005

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    64444

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ACCREDITED HOME LENDRS HLDG    COMMON STOCK     00437P957      119    35000 PUT      SOLE     01               0        0        0
D AGILENT TECHNOLOGIES INC       COMMON STOCK     00846U101     2456    75000 SH       SOLE     01  	     75000	  0	   0
D ALLSTATE CORP                  COMMON STOCK     020002101     2212    40000 SH       SOLE     01           40000        0        0
D ALLSTATE CORP			 COMMON STOCK	  020002951       26    30000 PUT      SOLE	01	         0	  0        0
D AMERICAN HOME MTG INVT CORP	 COMMON STOCK	  02660R957	 240   100000 PUT      SOLE	01	         0	  0	   0
D ANHEUSER BUSCH COS INC	 COMMON STOCK	  035229103	1076	25000 SH       SOLE	01	     25000	  0	   0
D BOSTON SCIENTIFIC CORP         COMMON STOCK     101137107     3272   140000 SH       SOLE     01          140000        0        0
D BOSTON SCIENTIFIC CORP         COMMON STOCK     101137957      702   140000 PUT      SOLE     01               0        0        0
D CHEMTURA CORP                  COMMON STOCK     163893100     1242   100000 SH       SOLE     01          100000        0        0
D DAIMLERCHRYSLER AG		 COMMON STOCK     D1668R953        7    45000 PUT      SOLE     01               0        0        0
D FELCOR LODGING TR INC          COMMON STOCK     31430F101     2123   140100 SH       SOLE     01          140100        0        0
D FIRST DATA CORP                COMMON STOCK     319963104     1400    35000 SH       SOLE     01           35000        0        0
D GREEN MOUNTAIN PWR GROUP       COMMON STOCK     393154109      494    15000 SH       SOLE     01           15000        0        0
D HILFIGER TOMMY CORP		 COMMON STOCK	  G8915Z102	1909   110000 SH       SOLE	01	    110000 	  0	   0
D HOME DEPOT INC                 COMMON STOCK     437076102     1335    35000 SH       SOLE     01           35000        0        0
D IMPAC MTG HLDGS INC		 COMMON STOCK	  45254P952      744   304000 PUT      SOLE	01		 0	  0	   0
D ISHARES TR		         COMMON STOCK     464287655     5145    77500 SH       SOLE     01           77500        0        0
D JOHNSON & JOHNSON	         COMMON STOCK     478160104     1898    30000 SH       SOLE     01           30000        0        0
D JOHNSON & JOHNSON	         COMMON STOCK     478160954       93    30000 PUT      SOLE     01               0        0        0
D LIBERTY MEDIA CORP NEW         COMMON STOCK     530718105      805   100000 SH       SOLE     01          100000        0        0
D MCDONALDS CORP		 COMMON STOCK	  580135101	2679    80000 SH       SOLE	01	     80000	  0	   0
D MEMC ELECTR MATLS INC		 COMMON STOCK	  552715104	1026    45000 SH       SOLE	01	     45000	  0	   0
D MGE ENERGY INC                 COMMON STOCK     55277P104      694    19000 SH       SOLE     01           19000        0        0
D 3M CO				 COMMON STOCK	  88579Y101	1100	15000 SH       SOLE	01	     15000	  0	   0
D MERCK & CO INC		 COMMON STOCK	  589331107	 680	25000 SH       SOLE	01	     25000	  0	   0
D MERCK & CO INC		 COMMON STOCK	  589331957	 198	25000 PUT      SOLE	01	         0	  0	   0
D NEWS CORP	                 COMMON STOCK     65248E203     1661   100662 SH       SOLE     01          100662        0        0
D NOVASTAR FINL INC              COMMON STOCK     669947950      395   465200 PUT      SOLE     01               0        0        0
D OFFSHORE LOGISTICS INC         COMMON STOCK     676255102     1650    44600 SH       SOLE     01           44600        0        0
D PEPSICO INC			 COMMON STOCK	  713448108	1701    30000 SH       SOLE	01	     30000	  0	   0
D PEPSICO INC			 COMMON STOCK	  713448958	   8    30000 PUT      SOLE	01	         0	  0	   0
D PFIZER INC			 COMMON STOCK	  717081103	 999	40000 SH       SOLE	01	     40000	  0	   0
D PLAYTEX PRODS INC              COMMON STOCK     72813P100     2863   260300 SH       SOLE     01          260300        0        0
D R.H. DONNELLEY CORP            COMMON STOCK     74955W307     1289    20379 SH       SOLE     01           20379        0        0
D SMITHFILED FOODS INC           COMMON STOCK     832248108     1039    35000 SH       SOLE     01           35000        0        0
D SPDR TR                        UNIT SER 1       78462F103    11501    93470 SH       SOLE     01           93470        0        0
D TELEFONOS DE MEXICO SA         SPONSORED ADR    879403780     1808    85000 SH       SOLE     01           85000        0        0
D THOMSON CORP                   SPONSORED ADR    885118109      529    25346 SH       SOLE     01           25346        0        0
D TIME WARNER INC		 COMMON STOCK	  887317105	3079   170000 SH       SOLE	01	    170000	  0	   0
D WELLS FARGO & CO NEW           COMMON STOCK     949746101     2167    37000 SH       SOLE     01           37000        0        0
D WELLS FARGO & CO NEW           COMMON STOCK     949746951       80    37000 PUT      SOLE     01               0        0        0

S REPORT SUMMARY                 41 DATA RECORDS               64444        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       09/30/05
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                            43
               Total Records                   41
               Total Omitted                    2
Report Market Value x($1000)                64444
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        			Quantity  Market Value
  835699307      SONY CORP	    			  5000      	 166
  260561105	 DOW JONES & CO INC			  5000		 191


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